PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
PREFERRED SHARES
Summary of the issuances of convertible redeemable preferred shares

		Issuance price	Number of
Name	Issuance date	per share	shares
		US$
Series B Preferred Shares	February to December 2016	2.48	402,891,265
Series C Preferred Shares	May to October 2017, and October 2018	3.13	477,780,220
Series D Preferred Shares	December 2018 to April 2019, August and November 2019	3.80	430,835,530
Series D+ Preferred Shares	November to December 2019	4.56	310,879,155

Summary of the Company's preferred shares activities

	Series B Shares		Series C Shares		Series D Shares		Series D+ Shares		Total
	Number of		Number of		Number of		Number of		Number of
	shares	RMB	shares	RMB	shares	RMB	shares	RMB	shares	RMB

	(in thousands, except for shares)
Balance as of January 1, 2019	298,483,760	6,039,616	470,568,175	11,288,505	204,342,105	5,334,188	—	—	973,394,040	22,662,309
Issuance of Series D Preferred Shares, net of issuance cost	—	—	—	—	226,493,425	5,909,282	310,879,155	9,934,776	537,372,580	15,844,058
Accretion on convertible redeemable preferred shares to redemption value	—	366,440	—	829,746	—	587,753	—	82,589	—	1,866,528
Balance as of December 31, 2019	298,483,760	6,406,056	470,568,175	12,118,251	430,835,530	11,831,223	310,879,155	10,017,365	1,510,766,620	40,372,895
Balance as of January 1, 2020	298,483,760	6,406,056	470,568,175	12,118,251	430,835,530	11,831,223	310,879,155	10,017,365	1,510,766,620	40,372,895
Accretion on convertible redeemable preferred shares to redemption value	—	242,270	—	554,415	—	519,201	—	439,342	—	1,755,228
Automatic conversion of preferred shares into ordinary shares upon IPO	(298,483,760)	(6,648,326)	(470,568,175)	(12,672,666)	(430,835,530)	(12,350,424)	(310,879,155)	(10,456,707)	(1,510,766,620)	(42,128,123)
Balance as of December 31, 2020	—	—	—	—	—	—	—	—	—	—